                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03870

Morgan Stanley U.S. Government Securities Trust
               (Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York                                10036
        (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: December 31, 2007

Date of reporting period: June 30, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley U.S. Government Securities Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report
For the six months ended June 30, 2007

Total Return for the 6 Months Ended June 30, 2007

Class A	Class B	Class C	Class D	Lehman Brothers U.S. Government Index[1]	Lipper General U.S. Government Funds Index[2]
0.91%	0.85%	0.55%	1.14%	1.10%	0.51%

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

On the surface, the Federal Open Market Committee’s (the ‘‘Fed’’) decision to leave the target federal funds rate at 5.25 percent suggested a continuation of the status quo—at least from a monetary policy perspective. Beneath the surface, however, things were quite different and market yields rose sharply over the course of the period.

While first-quarter real gross domestic product (GDP) growth was below market expectations, economic releases later in the period, including business spending, labor market data, and manufacturing indicators, suggested that second quarter growth was becoming much more robust, despite the ongoing headwind from a challenging residential real estate market. At the same time, annualized inflation—as measured by the Fed’s preferred measure, the core personal consumption expenditure deflator—remained at the top end of the central bank’s self-described 1 to 2 percent comfort zone.

Concerns surrounding sub-prime mortgage lending were evident throughout the period, reaching their peak in mid-June with the highly publicized failure of a handful of hedge funds. The hedge funds in question held levered positions in collateralized debt obligations, or CDOs, tied to sub-prime mortgages, and suffered major losses as a result of declines in sub-prime bond prices.

Overall, most fixed-income market participants enjoyed modest investment returns in the first half of 2007. Yields rose across the U.S. Treasury curve and the yield curve steepened during the first six months of the year. Agency debenture yield spreads widened during the period. Higher-coupon mortgage-backed securities tended to outperform equal-duration Treasuries during the period while lower-coupon issues lagged sharply.

Performance Analysis

Morgan Stanley U.S. Government Securities Trust Class A, B and C shares underperformed and Class D shares outperformed the Lehman Brothers U.S. Government Index and all share classes outperformed the Lipper General U.S. Government Funds Index for the six months ended June 30, 2007, assuming no deduction of applicable sales charges.

We continued to keep the Fund’s overall duration* (a measure of interest-rate sensitivity) below that of the

Lehman Brothers U.S. Government Index. This conservative interest-rate posture was additive to performance as interest rates rose throughout the reporting period. In the initial months of 2007, we chose to de-emphasize the intermediate portion of the yield curve. In early April, we shifted this posture to underweight to the 20-year area of the curve when our analysis showed that relatively shorter maturities offered better potential value in an environment of rising interest rate and bond market volatility.

The Fund’s underweight versus the Lehman Brothers U.S. Government Index to agency securities added slightly to relative performance as widening spreads dampened the sector’s performance. With regard to the mortgage sector, we continued to emphasize higher-coupon mortgages. This defensive mortgage posture benefited performance as higher-coupon issues outperformed their lower coupon counterparts. The Fund’s holdings in Treasury securities, however, detracted from overall performance as rising interest rates caused the performance of this sector to wane.

*Duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond’s duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-interest-rate environments, while funds with longer durations perform better when rates decline.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION**
U.S. Government Obligations	31.7%
Mortgage-Backed Securities	25.8
Collateralized Mortgage Obligations	24.2
U.S. Government Agencies	9.2
Short-Term Investments	8.0
Foreign Government Obligation	1.1

Data as of June 30, 2007. Subject to change daily. All percentages for portfolio composition are as a percentage of total investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

**Does not include open long futures contracts with an underlying face amount of $397,569,035 with unrealized depreciation of $2,815,006 and open short futures contracts with an underlying face amount of $389,829,112 with unrealized appreciation of $4,283,838. Also does not include open swap contracts with total unrealized depreciation of $7,961,230.

Investment Strategy

The Fund normally invests at least 80 percent of its net assets in U.S. Government securities. In making investment decisions, the Fund’s ‘‘Investment Adviser,’’ Morgan Stanley Investment Advisors Inc., considers economic developments, interest rate trends and other factors. The Fund is not limited as to the maturities of the U.S. Government securities in which it may invest.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Householding Notice

To reduce printing and mailing costs, the Trust attempts to eliminate duplicate mailings to the same address. The Trust delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended June 30, 2007

	Class A Shares* (since 07/28/97)		Class B Shares** (since 06/29/84)		Class C Shares† (since 07/28/97)		Class D Shares†† (since 07/28/97)
Symbol	USGAX		USGBX		USGCX		USGDX
1 Year	4.98%	[3]	5.05%	[3]	4.33%	[3]	5.23%	[3]
	0.52	[4]	0.05	[4]	3.33	[4]	—
5 Years	3.64	[3]	3.67	[3]	3.09	[3]	3.88	[3]
	2.75	[4]	3.33	[4]	3.09	[4]	—
10 Years	—		5.14	[3]	—		—
	—		5.14	[4]	—		—
Since Inception	5.10	[3]	6.83	[3]	4.62	[3]	5.34	[3]
	4.64	[4]	6.83	[4]	4.62	[4]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.
*	The maximum front-end sales charge for Class A is 4.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Lehman Brothers U.S. Government Index is a broad-based measure of U.S. government and Treasury securities. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper General U.S. Government Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper General U.S. Government Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper General U.S. Government Funds classification as of the date of this report.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/07 – 06/30/07.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	01/01/07	06/30/07	01/01/07 – 06/30/07
Class A
Actual (0.91% return)	$1,000.00	$1,009.10	$4.63
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.18	$4.66
Class B
Actual (0.85% return)	$1,000.00	$1,008.50	$4.23
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.58	$4.26
Class C
Actual (0.55% return)	$1,000.00	$1,005.50	$7.16
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.65	$7.20
Class D
Actual (1.14% return)	$1,000.00	$1,011.40	$3.44
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.37	$3.46

*	Expenses are equal to the Fund’s annualized expense ratios of 0.93%, 0.85%, 1.44% and 0.69% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Currently, the Distributor has agreed to waive the 12b-1 fee on Class B Shares to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. The Distributor may discontinue the waiver in the future.

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the ‘‘Adviser’’ and the Advisory and Administration Agreements together are referred to as the ‘‘Management Agreement.’’) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (‘‘Lipper’’).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund’s performance for the one-, three- and five-year periods ended November 30, 2006, as shown in a report provided by Lipper (the ‘‘Lipper Report’’), compared to the performance of comparable funds selected by Lipper (the ‘‘performance peer group’’). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board concluded that the Fund’s performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable
Investment Strategies

The Board reviewed the advisory and administrative fee (together, the ‘‘management fee’’) rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the ‘‘expense peer group’’), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund’s management fee rate and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund’s management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund’s management fee and noted that the fee, as a percentage of the Fund’s net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund’s management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

Fall-Out Benefits

The Board considered so-called ‘‘fall-out benefits’’ derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and ‘‘float’’ benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and the sales charges and 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund (‘‘soft dollars’’). The Board noted that the Fund invests only in fixed income securities, which do not generate soft dollars.

Adviser Financially Sound and Financially Capable of Meeting the Fund’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Fund and the Adviser

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

General Conclusion

On April 25, 2007, after considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year until April 30, 2008. On June 20, 2007, the Board again considered and weighed all of the above factors and concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement to continue until June 30, 2008.

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments June 30, 2007 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS	DESCRIPTION AND MATURITY DATE	COUPON RATE	VALUE
	U.S. Government Obligations (34.0%)
	U.S. Treasury Bonds (17.6%)
$47,500	08/15/27	6.375%	$54,313,305
102,500	02/15/27	6.625	120,101,198
57,500	02/15/25	7.625	73,240,683
27,200	08/15/21	8.125	35,064,635
7,840	02/15/20	8.50	10,234,877
72,965	08/15/20	8.75	97,465,334
4,750	02/15/15	11.25	6,606,585
			397,026,617
	U.S. Treasury Notes (16.4%)
285,190	02/15/13	3.875	270,953,030
20,000	11/15/14**	4.25	19,095,500
78,000	05/15/14	4.75	77,049,414
4,000	06/30/11	5.125	4,031,564
			371,129,508
	Total U.S. Government Obligations (Cost $780,948,998)		768,156,125
	Mortgage-Backed Securities (27.7%)
	Federal Home Loan Mortgage Corp. (0.2%)
502	07/01/28 – 02/01/33	6.50	511,089
1,570	10/01/26 – 05/01/33	7.50	1,638,599
264	11/01/23 – 02/01/31	8.00	278,335
400	12/01/18 – 02/01/19	9.50	433,428
439	10/01/09 – 08/01/20	10.00	479,846
163	10/01/17 – 05/01/19	10.50	179,635
			3,520,932
	Federal Home Loan Mortgage Corp. ARM (0.5%)
450	07/01/34	3.695	450,310
1,074	08/01/34	4.148	1,081,140
9,340	03/01/37	5.664	9,322,481
			10,853,931
	Federal National Mortgage Assoc. (6.2%)
1,800	01/01/08	3.92	1,792,901
62,500	*	5.50	60,283,219
2,910	06/01/29 – 02/01/33	6.50	2,963,634
39,850	*	6.50	40,211,127
5,353	10/01/13 – 10/01/35	7.00	5,533,123

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments June 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS	DESCRIPTION AND MATURITY DATE	COUPON RATE	VALUE
$55,900	*	7.00%	$57,402,313
2,843	01/01/22 – 09/01/35	7.50	2,971,990
1,923	12/01/21 – 02/01/32	8.00	2,029,700
286	07/01/24 – 05/01/25	8.50	306,907
27	09/01/16 – 07/01/23	9.00	29,101
29	03/01/20 – 01/01/20	9.50	31,600
			173,555,615
	Federal National Mortgage Assoc. ARM (7.7%)
416	10/01/34	4.06	419,807
375	09/01/34	4.165	376,724
581	10/01/34	4.447	582,276
2,056	02/01/34	4.351	2,051,164
409	07/01/34	4.492	410,819
6,677	01/01/35	4.749	6,826,030
3,189	12/01/36	5.464	3,170,935
28,479	01/01/37	5.472	28,317,219
21,602	05/01/37	5.825	21,657,875
540	07/01/33	6.539	549,189
20,377	12/01/35	6.977	21,065,782
2,203	03/01/36	6.99	2,261,070
4,690	01/01/36	7.013	4,812,028
4,515	01/01/36	7.025	4,632,849
1,458	03/01/36	7.36	1,497,713
21,768	03/01/36	7.037	22,343,140
1,570	05/01/36	7.379	1,613,393
1,828	07/01/36	7.432	1,880,134
2,545	05/01/36	7.457	2,617,055
4,642	04/01/36 – 08/01/36	7.495	4,772,564
2,732	07/01/36	7.498	2,799,490
4,702	04/01/36	7.509	4,885,192
1,176	03/01/36	7.78	1,209,403
			140,751,851
	Government National Mortgage Assoc. I (10.2%)
2,953	08/20/34	5.25	2,969,857
1,166	08/20/34	5.50	1,168,540
23,629	03/15/26 – 09/20/34	6.00	23,570,868
27,178	03/15/14 – 07/15/31	6.50	27,740,209
66,976	04/15/17 – 03/15/27	7.00	69,810,082

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments June 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS	DESCRIPTION AND MATURITY DATE	COUPON RATE		VALUE
$52,268	09/15/16 – 08/15/34	7.50%		$54,695,046
7,989	06/15/16 – 09/15/31	8.00		8,453,511
14,525	05/15/16 – 11/15/24	8.50		15,588,813
10,238	11/15/08 – 02/15/25	9.00		10,978,985
6,294	10/15/09 – 12/15/20	9.50		6,826,543
8,200	11/15/09 – 11/15/20	10.00		9,046,682
42	06/15/10 – 06/15/15	12.50		46,748
				230,895,884
	Government National Mortgage Assoc. II (1.6%)
16,067	04/20/35 – 04/20/36	4.00		15,925,972
268	04/20/36	4.50		266,607
14,852	11/20/33 – 12/20/34	5.00		14,859,445
375	06/20/32	5.375		376,868
141	02/20/32	6.00		141,860
2,855	01/20/24 – 05/20/29	6.50		2,914,858
1,699	03/20/26 – 07/20/29	7.00		1,767,630
41	11/20/29	7.50		42,276
				36,295,516
	Government National Mortgage Assoc. GPM I (1.3%)
28,375	05/20/34	3.75		28,284,391
451	09/15/13 – 07/15/15	12.25		498,412
				28,782,803
	Total Mortgage-Backed Securities (Cost $616,548,827)			624,656,532
	Collaterized Mortgage Obligations (26.0%)
	U.S. Government Agencies (4.9%)
	Federal Home Loan Mortgage (0.6%)
1,489	Whole Loan 2005-S001 2A2 09/25/45	5.47	†	1,487,273
1,299	2778 FV 03/15/34	5.92	†	1,316,830
10,265	3216 MA 04/15/27	6.00	†	10,344,452
				13,148,555
	Federal National Mortgage Assoc.(0.9%)
865	Grantor Trust 2004 – T5 A11 05/28/35	5.77	†	867,823
79	Grantor Trust 2004 – T5 A13 05/28/35	5.78	†	79,469
1,931	Whole Loan 2004-W1 1A4 11/25/43	5.50		1,920,736
1,566	Whole Loan 2005-W2 A1 05/25/35	5.52	†	1,572,712
1,578	2002-77 FH 12/18/32	5.72	†	1,592,951

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments June 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS	DESCRIPTION AND MATURITY DATE	COUPON RATE		VALUE
$2,215	2006-5 2A1 11/25/28	5.057	†%	$2,224,185
5,790	2006-118 A1 12/25/36	5.38	†	5,781,191
2,900	2006-118 A2 12/25/36	5.38	†	2,892,590
2,269	2006-28 1A1 03/25/36	5.43	†	2,270,080
23,126	2006-28 1P (IO) 03/25/36	1.565	†	476,968
				19,678,705
	Government National Mortgage Assoc. (3.4%)
1,058	1999-44 FP(PAC) 06/16/27	5.72	†	1,060,551
3,443	2002-55 PD (PAC) 09/20/31	6.00		3,460,632
24,430	2002-23 PE (PAC) 04/16/32	6.50		25,094,647
4,800	2003-100 AB 02/20/26	5.00		4,791,284
6,100	2005-37 (IO) 11/16/32	5.50		944,228
43,597	2006-24 PA (PAC) 10/20/35	5.50		43,374,997
				78,726,339
	Total U.S. Government Agencies			111,553,599
	Private Issues (21.1%)
	American Home Mortgage Assets
19,379	2006-2 2A2 09/25/46	5.55	†	19,452,064
15,120	2006-3 3A2 10/25/46	5.58	†	15,124,253
11,760	2007-2 A1 03/25/47	5.445	†	11,755,431
12,603	2007-1 GA2 05/25/47	5.56	†	12,620,401
10,163	2007-2 A2A 03/25/47	5.485	†	10,156,011
	American Home Mortgage Investment Trust
21,285	2006-3 12A1 12/25/46	5.51	†	21,317,255
	Bear Stearns Mortgage Funding Trust
11,041	2006-AR2 1A1 09/25/36	5.52	†	11,006,834
2,955	2006-AR5 1A1 12/25/36	5.48	†	2,959,504
1,959	2007-AR1 1A2 01/25/37	5.53	†	1,962,377
2,761	2007-AR2 A2 03/25/37	5.52	†	2,764,849
15,090	2007-AR3 1A1 03/25/37	5.46	†	14,675,743
	Countrywide Alternative Loan Trust
12,576	2005-81 A2 02/25/37	5.67	†	12,632,394
19,129	2006-OA1 1A1 03/20/46	5.53	†	19,138,083
2,222	2006-OA2 A3 05/20/46	5.59	†	2,224,532
18,358	2006-OA8 1A2 07/25/46	5.55	†	18,369,589
2,010	2006-OA10 2A2 08/25/46	5.55	†	2,016,337
22,917	2006-OA12 A2 09/20/46	5.53	†	22,998,633

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments June 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS	DESCRIPTION AND MATURITY DATE	COUPON RATE		VALUE
$11,582	2006-OA22 A1 02/25/47	5.48	†%	$11,561,890
15,894	2006-OA22 A2 02/25/47	5.53	†	15,896,010
21,893	2007-OA3 1A2 04/25/47	5.50	†	21,937,693
	Deutsche Alt-A Securities Inc Mortgage
21,392	2007-OA1 A1 02/25/47	5.47	†	21,348,657
	Greenpoint Mortgage Funding Trust
2,119	2006-OH1 A2 01/25/37	5.55	†	2,120,982
21,885	2007-AR1 2A1A 03/25/47	5.52	†	21,945,122
	Harborview Mortgage Loan Trust
5,498	2005-8 1A2A 09/19/35	5.65	†	5,520,641
2,861	2006-10 2A1A 11/19/36	5.50	†	2,851,951
12,922	2006-10 2A1B 11/19/36	5.56	†	12,888,265
2,875	2006-14 2A1A 03/19/38	5.47	†	2,877,872
22,038	2006-14 2A1B 03/19/38	5.52	†	22,084,268
1,835	2007 2A1B 04/19/38	5.50	†	1,838,166
	Luminent Mortgage Trust
2,020	2006-4 A1B 05/25/46	5.55	†	2,022,873
22,422	2006-7 2A2 12/25/36	5.54	†	22,455,695
	Residential Accredit Loans, Inc.
11,587	2006-QH1 A2 12/25/36	5.55	†	11,546,044
2,922	2006-QO10 A1 01/25/37	5.48	†	2,917,400
22,791	2006-QO10 A2 01/25/37	5.52	†	22,771,718
2,518	2007-QH1 A2 02/25/37	5.51	†	2,517,688
20,186	2007-QO3 A2 03/25/47	5.52	†	20,167,118
9,943	2007-Q04 A2 05/25/47	5.58	†	9,949,232
6,165	2007-Q04 A3 05/25/47	5.62	†	6,167,556
	Structured Asset Mortgage Investments, Inc.
21,004	2007-AR1 1A2 01/25/37	5.52	†	21,061,530
2,429	2007-AR1 2A2 01/25/37	5.53	†	2,433,366
2,472	2007-AR2 1A2 02/25/37	5.51	†	2,478,197
	WAMU Mortgage Pass-Through Certificates
2,114	2007-OA1 A1B 02/25/47	5.52	†	2,120,002
2,569	2007-OA1 CA1B 12/25/46	5.52	†	2,570,102
69,459	2007-OA2 1XPP (IO) 03/25/47	0.539	†	1,051,268
	Total Private Issues			476,275,596
	Total Collaterized Mortgage Obligations (Cost $588,827,543)			587,829,195

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments June 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS	DESCRIPTION AND MATURITY DATE	COUPON RATE	VALUE
	U.S. Government Agencies (9.9%)
	Federal Home Loan Bank
$10,400	04/15/09	3.25%	$10,018,538
	Federal Home Loan Mortgage Corp.
80,000	01/15/12	5.75	81,621,760
7,550	09/15/09	6.625	7,775,307
	Federal National Mortgage Assoc.
80,000	03/15/12	6.125	82,816,560
1,350	06/15/10	7.125	1,421,183
1,550	01/15/10	7.25	1,625,483
	Housing Urban Development Ser 99-A
18,800	08/01/10	6.06	18,925,227
15,290	08/01/11	6.16	15,412,259
	Tennessee Valley Authority
2,235	05/01/30	7.125	2,681,274
	Total U.S. Government Agencies (Cost $223,623,979 )		222,297,591
	Foreign Government Obligation (1.2%)
29,130	Egypt Government AID Bond 09/15/15 (Cost $28,581,657)	4.45	27,360,294

NUMBER OF CONTRACTS
	Put Options Purchased (0.0%)
156	90 day Euro $ Dec/2007 @ 94.75	54,600
93	90 day Euro $ Sep/2007 @ 94.75	24,413
	Total Put Options Purchased (Cost $58,103)	79,013

PRINCIPAL AMOUNT IN THOUSANDS
	Short-Term Investments (8.6%)
	Investment Company (c) (8.2%)
$185,009	Morgan Stanley Institutional Liquidity Government Portfolio – Institutional Class (Cost $185,008,880)		185,008,880
	U.S. Government Obligation (a) (0.4%)
	U.S. Treasury Bills
9,900	7/12/07†† (Cost $9,885,132)	4.915	9,883,781
	Total Short-Term Investments (Cost $194,894,012)		194,892,661
	Total Investments (Cost $2,433,483,119) (b) (d)	107.4%	2,425,271,411
	Liabilities in Excess of Other Assets	(7.4)	(168,040,795)
	Net Assets	100.0%	$2,257,230,616

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments June 30, 2007 (unaudited) continued

ARM	Adjustable Rate Mortgage.
GPM	Graduated Payment Mortgage.
IO	Interest Only security.
*	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.
**	Securities purchased on a forward commitment basis.
PAC	Planned Amortization Class.
†	Floating rate security. Rate shown is the rate in effect at June 30, 2007.
††	A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $2,666,825.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)	Securities have been designated as collateral in an amount equal to $977,125,456 in connection with securities purchased on a forward commitment basis, open futures contracts and open swap contracts.
(c)	See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Government Portfolio – Institutional Class.
(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $11,734,133 and the aggregate gross unrealized depreciation is $19,945,841, resulting in net unrealized depreciation of $8,211,708.

Futures Contracts Open at June 30, 2007:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH, AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
1,051	Long	U.S. Treasury Notes 2 Year, September 2007	$214,174,104	$(285,396)
1,735	Long	U.S. Treasury Notes 10 Year, September 2007	183,394,931	(2,529,610)
443	Short	U.S. Treasury Bonds 5 Year, September 2007	(46,106,612)	(182,580)
3,190	Short	U.S. Treasury Notes 20 Year, September 2007	(343,722,500)	4,466,418
		Net Unrealized Appreciation		$1,468,832

Interest Rate Swap Contracts Open at June 30, 2007:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000’S)	PAYMENTS RECEIVED BY FUND	PAYMENTS MADE BY FUND	TERMINATION DATE	UNREALIZED DEPRECIATION
JPMorgan Chase Bank N.A. New York	$165,000	Fixed Rate 5.359%	Floating Rate 5.36%	May 23, 2017	$(3,852,750)
Citibank N.A., New York	82,500	Fixed Rate 5.338	Floating Rate 5.36	May 24, 2017	(2,057,550)
Goldman Sachs Capital Markets L.P.	83,000	Fixed Rate 5.341	Floating Rate 5.36	May 24, 2017	(2,050,930)
		Total Unrealized Depreciation			$(7,961,230)

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2007 (unaudited)

Assets:
Investments in securities, at value (cost $2,248,474,239)	$2,240,262,531
Investments in affiliate (cost $185,008,880)	185,008,880
Receivable for:
Investments sold	61,058,295
Interest	22,925,014
Swap contracts collateral due from brokers	6,420,000
Periodic interest on swap contracts	1,849,428
Shares of beneficial interest sold	863,327
Dividends from affiliates	123,560
Principal paydowns	51,577
Prepaid expenses and other assets	169,000
Receivable from Distributor	755,858
Total Assets	2,519,487,470
Liabilities:
Unrealized depreciation on open swap contracts	7,961,230
Payable for:
Investments purchased	238,510,546
Shares of beneficial interest redeemed	8,634,696
Variation margin	2,049,240
Periodic interest payment on swap contracts	1,894,462
Distribution fee	1,089,919
Investment advisory fee	761,550
Dividends and distributions to shareholders	519,666
Administration fee	155,150
Accrued expenses and other payables	680,395
Total Liabilities	262,256,854
Net Assets	$2,257,230,616
Composition of Net Assets:
Paid-in-capital	$2,391,982,806
Net unrealized depreciation	(14,704,106)
Dividends in excess of net investment income	(18,905,214)
Accumulated net realized loss	(101,142,870)
Net Assets	$2,257,230,616
Class A Shares:
Net Assets	$192,636,666
Shares Outstanding (unlimited authorized, $.01 par value)	21,746,022
Net Asset Value Per Share	$8.86
Maximum Offering Price Per Share,
(net asset value plus 4.44% of net asset value)	$9.25
Class B Shares:
Net Assets	$1,646,368,089
Shares Outstanding (unlimited authorized, $.01 par value)	185,711,511
Net Asset Value Per Share	$8.87
Class C Shares:
Net Assets	$48,167,651
Shares Outstanding (unlimited authorized, $.01 par value)	5,391,327
Net Asset Value Per Share	$8.93
Class D Shares:
Net Assets	$370,058,210
Shares Outstanding (unlimited authorized, $.01 par value)	41,724,370
Net Asset Value Per Share	$8.87

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Statements continued

Statement of Operations

For the six months ended June 30, 2007 (unaudited)

Net Investment Income:
Income
Interest	$61,160,372
Dividends from affiliate	123,560
Total Income	61,283,932
Expenses
Investment advisory fee	4,588,276
Transfer agent fees and expenses	1,210,692
Distribution fee (Class A shares)	1,148,001
Distribution fee (Class B shares)	781,601
Distribution fee (Class C shares)	188,643
Administration fee	934,614
Shareholder reports and notices	778,496
Custodian fees	241,050
Professional fees	51,718
Registration fees	41,219
Trustees’ fees and expenses	20,522
Other	171,028
Total Expenses	10,155,860
Less: expense offset	(8,030)
Net Expenses	10,147,830
Net Investment Income	51,136,102
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	1,227,475
Futures contracts	3,293,639
Option contracts	(22,341)
Swap contracts	(45,034)
Net Realized Gain	4,453,739
Net Change in Unrealized Appreciation/Depreciation on:
Investments	(24,452,920)
Futures contracts	(3,322,363)
Swap contracts	(7,961,230)
Option contracts	20,910
Net Change in Unrealized Appreciation/Depreciation	(35,715,603)
Net Loss	(31,261,864)
Net Increase	$19,874,238

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED JUNE 30, 2007	FOR THE YEAR ENDED DECEMBER 31, 2006
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$51,136,102	$100,027,944
Net realized gain	4,453,739	114,921
Net change in unrealized depreciation	(35,715,603)	(27,597,146)
Net Increase	19,874,238	72,545,719
Dividends to Shareholders from Net Investment Income:
Class A shares	(21,967,551)	(67,154,036)
Class B shares	(22,502,115)	(29,532,978)
Class C shares	(1,024,247)	(2,204,130)
Class D shares	(8,835,941)	(8,739,252)
Total Dividends	(54,329,854)	(107,630,396)
Net decrease from transactions in shares of beneficial interest	(9,750,686)	(486,559,629)
Net Decrease	(44,206,302)	(521,644,306)
Net Assets:
Beginning of period	2,301,436,918	2,823,081,224
End of Period (Including dividends in excess of net investment income of $18,905,214 and $12,323,389, respectively)	$2,257,230,616	$2,301,436,918

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements June 30, 2007 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley U.S. Government Securities Trust (the ‘‘Fund’’) is registered under the Investment Company Act of 1940, as amended (the ‘‘Act’’), as a diversified, open-end management investment company. The Fund’s investment objective is high current income consistent with safety of principal. The Fund was organized as a Massachusetts business trust on September 29, 1983 and commenced operations on June 29, 1984. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’) determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees; (5) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (6) interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements June 30, 2007 (unaudited) continued

cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E.   Interest Rate Swaps — Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses in the Statement of Operations.

F.   Options — When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund’s Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.

When the Fund purchases a call or put option, the premium paid is recorded as an investment which is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

G.   Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements June 30, 2007 (unaudited) continued

its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. The Fund adopted the provisions of the Financial Accounting Standards Board’s (FASB) Interpretation number 48 Accounting for Uncertainty in Income Taxes , on June 30, 2007. As of June 30, 2007, this did not result in an impact to the Fund’s financial statements.

H.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

I.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the Fund’s net assets determined at the close of each business day: 0.42% to the portion of the daily net assets not exceeding $1 billion; 0.395% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.37% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.345% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.32% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.295% to the portion of the daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.27% to the portion of the daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.245% to the portion of the daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.22% to the portion of the daily net assets exceeding $12.5 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the ‘‘Administrator’’), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the ‘‘Distributor’’), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the ‘‘Plan’’) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A shares; (ii) Class B – up to 0.75% (0.65% on amounts over $10 billion) of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements June 30, 2007 (unaudited) continued

Class B shares redeemed since the Fund’s inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B shares; and (iii) Class C – up to 0.75% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses at June 30, 2007.

The Distributor has agreed to waive the 12b-1 fee on Class B shares to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. The Distributor may discontinue this waiver in the future.

At June 30, 2007, included in the Statement of Assets and Liabilities, is a receivable from the Fund’s Distributor which represents payments due to be reimbursed to the Fund under the Plan. Because the Plan is what is referred to as a ‘‘reimbursement plan’’, the Distributor reimburses to the Fund any 12b-1 fees collected in excess of the actual distribution expenses incurred. This receivable represents this excess amount as of June 30, 2007.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended June 30, 2007, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.75%, respectively.

The Distributor has informed the Fund that for the six months ended June 30, 2007, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares, Class B shares and Class C shares of $837, $442,610 and $2,211, respectively and received $77,162 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Government Portfolio – Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements June 30, 2007 (unaudited) continued

paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Government Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Government Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliates in the Statement of Operations and totaled $123,560. During the six months ended June 30, 2007, cost of purchases and sales in Morgan Stanley Institutional Liquidity Government Portfolio – Institutional Class were $201,200,033 and $16,191,153, respectively.

The costs of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the six months ended June 30, 2007 were $1,474,408,698 and $1,276,303,117, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended June 30, 2007, included in Trustees’ fees and expenses in the Statement of Operations amounted to $2,997. At June 30, 2007, the Fund had an accrued pension liability of $57,647, which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the ‘‘Compensation Plan’’) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5.   Purposes of and Risks Relating to Certain Financial Instruments

To hedge against adverse interest rate, the Fund may purchase and sell interest rate futures contracts (‘‘futures contracts’’).

Futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements June 30, 2007 (unaudited) continued

For hedging and investment purposes, the Fund may also engage in transactions in listed and over-the-counter options.

The Fund may enter into interest rate swaps and may purchase or sell interest rate caps, floors and collars. The Fund expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Fund may also enter into these transactions to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swap transactions are subject to market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk. Such risks may exceed the related amounts shown in the Statement of Assets and Liabilities.

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements June 30, 2007 (unaudited) continued

6.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED JUNE 30, 2007		FOR THE YEAR ENDED DECEMBER 31, 2006
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	2,323,504	$20,446,280	5,942,631	$53,144,935
Conversion from Class B	—	—	3,794,576	33,827,430
Conversion to Class B	(130,301,241)	(1,168,869,531)	—	—
Reinvestment of dividends	1,627,520	14,584,847	4,756,114	42,481,680
Redeemed	(12,583,325)	(112,947,923)	(49,913,683)	(446,239,035)
Net decrease – Class A	(138,933,542)	(1,246,786,327)	(35,420,362)	(316,784,990)
CLASS B SHARES
Sold	1,331,809	12,252,401	3,102,789	27,766,865
Conversion from Class A	130,156,148	1,168,869,531	—	—
Conversion to Class A	—	—	(3,790,324)	(33,827,430)
Reinvestment of dividends	1,523,746	13,594,114	1,984,694	17,747,389
Redeemed	(12,730,761)	(113,803,807)	(21,965,869)	(196,606,333)
Net increase (decrease) – Class B	120,280,942	1,080,912,239	(20,668,710)	(184,919,509)
CLASS C SHARES
Sold	248,390	2,249,781	652,672	5,890,668
Reinvestment of dividends	78,605	708,702	170,085	1,532,677
Redeemed	(852,424)	(7,700,718)	(2,381,168)	(21,458,712)
Net decrease – Class C	(525,429)	(4,742,235)	(1,558,411)	(14,035,367)
CLASS D SHARES
Sold	1,428,063	12,906,277	9,611,797	85,358,596
Shares issued in connection with the acquisition of Morgan Stanley Government Income Trust	34,045,541	306,511,820	—	—
Reinvestment of dividends	548,270	4,902,215	750,502	6,715,042
Redeemed	(18,465,059)	(163,454,675)	(7,028,344)	(62,893,401)
Net increase – Class D	17,556,815	160,865,637	3,333,955	29,180,237
Net decrease in Fund	(1,621,214)	$(9,750,686)	(54,313,528)	$(486,559,629)

7.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These ‘‘book/tax’’ differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements June 30, 2007 (unaudited) continued

As of December 31, 2006, the Fund had a net capital loss carryforward of $75,765,981 of which $6,588,410 will expire on December 31, 2007, $51,927,024 will expire on December 31, 2013 and $17,250,547 will expire on December 31, 2014 to offset future capital gains to the extent provided by regulations.

As of December 31, 2006, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund’s next taxable year), mark-to-market of open futures contracts, capital loss deferrals on straddles and wash sales and book amortization of premiums on debt securities.

8.   Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

9.   Accounting Pronouncement

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value   Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund’s financial statement disclosures.

10.   Fund Merger

On March 26, 2007, the Fund acquired all the net assets of Morgan Stanley Government Income Trust (‘‘Government Income’’) based on the respective valuations as of the close of business on March 23, 2007 pursuant to a Plan of Reorganization approved by the shareholders of Government Income on March 6, 2007. The acquisition was accomplished by a tax-free exchange of 34,045,541 Class D shares of the Fund at a net asset value of $9.00 per share for 31,785,256 shares of Government Income. The net assets of the Fund and Government Income immediately before the acquisition were $2,218,949,999 and $306,511,820 respectively, including unrealized appreciation of $677,937 for Government Income. Immediately after the acquisition, the combined net assets of the Fund amounted to $2,525,461,819.

Morgan Stanley U.S. Government Securities Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED JUNE 30, 2007		FOR THE YEAR ENDED DECEMBER 31,
			2006	2005	2004	2003	2002
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.98		$9.09	$9.15	$9.21	$9.41	$8.99
Income (loss) from investment operations:
Net investment income	0.19		0.33	0.31	0.24	0.26	0.43
Net realized and unrealized gain (loss)	(0.11)		(0.07)	0.00	0.07	(0.12)	0.45
Total income from investment operations	0.08		0.26	0.31	0.31	0.14	0.88
Less dividends from net investment income	(0.20)		(0.37)	(0.37)	(0.37)	(0.34)	(0.46)
Net asset value, end of period	$8.86		$8.98	$9.09	$9.15	$9.21	$9.41
Total Return†	0.91	%(1)	3.01%	3.47%	3.41%	1.48%	10.07%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	0.93	%(2)	0.89%	0.87%	0.81%	0.76%	0.75%
Net investment income	4.32	%(2)	3.88%	3.37%	2.94%	2.94%	4.50%
Supplemental Data:
Net assets, end of period, in thousands	$192,637		$1,442,660	$1,781,950	$240,835	$242,335	$235,787
Portfolio turnover rate	64	%(1)	78%	182%	212%	153%	85%

†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED JUNE 30, 2007		FOR THE YEAR ENDED DECEMBER 31,
			2006	2005	2004		2003		2002
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.99		$9.10	$9.17	$9.23		$9.43		$9.00
Income (loss) from investment operations:
Net investment income	0.20		0.35	0.32	0.25		0.26		0.40
Net realized and unrealized gain (loss)	(0.11)		(0.06)	(0.01)	0.07		(0.12)		0.46
Total income from investment operations	0.09		0.29	0.31	0.32		0.14		0.86
Less dividends from net investment income	(0.21)		(0.40)	(0.38)	(0.38)		(0.34)		(0.43)
Net asset value, end of period	$8.87		$8.99	$9.10	$9.17		$9.23		$9.43
Total Return†	0.85	%(1)	3.28%	3.46%	3.52%		1.49%		9.91%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	0.85	%(2)	0.64%	0.72%	0.70	%(4)	0.75	%(4)	1.00	%(4)
Net investment income	4.40	%(2)	4.13%	3.52%	3.05	%(4)	2.95	%(4)	4.25	%(4)
Supplemental Data:
Net assets, end of period, in thousands	$1,646,368		$588,080	$783,193	$2,787,959		$3,461,241		$4,440,980
Portfolio turnover rate	64	%(1)	78%	182%	212%		153%		85%

†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	If the Distributor had not rebated a portion of its fees to the Fund, the expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
December 31, 2004	0.93%	2.82%
December 31, 2003	1.32	2.38
December 31, 2002	1.29	3.96

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED JUNE 30, 2007		FOR THE YEAR ENDED DECEMBER 31,
			2006	2005	2004	2003	2002
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.06		$9.17	$9.23	$9.29	$9.49	$9.07
Income (loss) from investment operations:
Net investment income	0.17		0.29	0.27	0.20	0.21	0.38
Net realized and unrealized gain (loss)	(0.12)		(0.07)	0.00	0.06	(0.12)	0.45
Total income from investment operations	0.05		0.22	0.27	0.26	0.09	0.83
Less dividends from net investment income	(0.18)		(0.33)	(0.33)	(0.32)	(0.29)	(0.41)
Net asset value, end of period	$8.93		$9.06	$9.17	$9.23	$9.29	$9.49
Total Return†	0.55	%(1)	2.62%	2.87%	2.86%	0.93%	9.42%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.44	%(2)	1.39%	1.33%	1.34%	1.32%	1.29%
Net investment income	3.81	%(2)	3.38%	2.91%	2.41%	2.38%	3.96%
Supplemental Data:
Net assets, end of period, in thousands	$48,168		$53,582	$68,513	$80,342	$105,392	$129,515
Portfolio turnover rate	64	%(1)	78%	182%	212%	153%	85%

†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED JUNE 30, 2007		FOR THE YEAR ENDED DECEMBER 31,
			2006	2005	2004	2003	2002
	(unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.98		$9.09	$9.16	$9.22	$9.42	$8.99
Income (loss) from investment operations:
Net investment income	0.20		0.35	0.32	0.26	0.28	0.45
Net realized and unrealized gain (loss)	(0.11)		(0.06)	0.00	0.07	(0.12)	0.46
Total income from investment operations	0.09		0.29	0.32	0.33	0.16	0.91
Less dividends from net investment income	(0.21)		(0.40)	(0.39)	(0.39)	(0.36)	(0.48)
Redemption Fees	0.01		—	—	—	—	—
Net asset value, end of period	$8.87		$8.98	$9.09	$9.16	$9.22	$9.42
Total Return †	1.14	%(1)	3.27%	3.59%	3.63%	1.67%	10.41%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	0.69	%(2)	0.64%	0.62%	0.59%	0.57%	0.54%
Net investment income	4.56	%(2)	4.13%	3.62%	3.16%	3.13%	4.71%
Supplemental Data:
Net assets, end of period, in thousands	$370,058		$217,115	$189,425	$224,169	$308,984	$309,109
Portfolio turnover rate	64	%(1)	78%	182%	212%	153%	85%

†	Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The finanical statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

© 2007 Morgan Stanley

USGSAN-IU07-03029P-Y06/07	MORGAN STANLEY FUNDS
Morgan Stanley U.S. Government Securities Trust Semiannual Report June 30, 2007

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                        2

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley U.S. Government Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 9, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 9, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 9, 2007

                                        3

                                                                   EXHIBIT 12 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.    I have reviewed this report on Form N-CSR of Morgan Stanley U.S.
      Government Securities Trust;

2.    Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.    Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.    The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d)
      under the Investment Company Act of 1940) for the registrant and have:

a)    designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)    designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)    evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)    disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.    The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                        4

a)    all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)    any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: August 9, 2007

                                          /s/ Ronald E. Robison
                                          Ronald E. Robison
                                          Principal Executive Officer

                                        5

                                                                   EXHIBIT 12 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

1.    I have reviewed this report on Form N-CSR of Morgan Stanley U.S.
      Government Securities Trust;

2.    Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.    Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.    The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d)
      under the Investment Company Act of 1940) for the registrant and have:

a)    designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)    designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)    evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)    disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.    The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                        6

a)    all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)    any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: August 9, 2007

                                          /s/ Francis Smith
                                          Francis Smith
                                          Principal Financial Officer

                                        7

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley U.S. Government Securities Trust

      In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended June 30, 2007 that is accompanied by this certification, the undersigned hereby certifies that:

1.    The Report fully complies with the requirements of Section 13(a) or 15(d)
      of the Securities Exchange Act of 1934; and

2.    The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: August 9, 2007                      /s/ Ronald E. Robison
                                          ---------------------------
                                          Ronald E. Robison
                                          Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley U.S. Government Securities Trust and will be retained by Morgan Stanley U.S. Government Securities Trust and furnished to the
Securities and Exchange Commission or its staff upon request.

                                        8

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley U.S. Government Securities Trust

      In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended June 30, 2007 that is accompanied by this certification, the undersigned hereby certifies that:

1.    The Report fully complies with the requirements of Section 13(a) or 15(d)
      of the Securities Exchange Act of 1934; and

2.    The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: August 9, 2007                      /s/ Francis Smith
                                          ----------------------
                                          Francis Smith
                                          Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley U.S. Government Securities Trust and will be retained by Morgan Stanley U.S. Government Securities Trust and furnished to the
Securities and Exchange Commission or its staff upon request.

                                        9